Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 01, 2011	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)	100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)	0.1667%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)			5.375%	2.00%	6.00%
Percentage basis Partnership offer price to net asset value per Unit (in hundredths)	100.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%
Aggregate amount of redemption charges paid	$ 0	$ 0	$ 53,278
Settlement award payment	0	0	20,678
Class of Units A [Member]
Schedule of Equity Method Investments [Line Items]
Partnership pays the Placement Agent the following percentage, based on net asset value (in hundredths)	3.375%
Class of Units D [Member]
Schedule of Equity Method Investments [Line Items]
Partnership pays the Placement Agent the following percentage, based on net asset value (in hundredths)	0.75%
General Partner [Member] | Class of Units A [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount	25,000
General Partner [Member] | Class of Units D [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount	5,000,000
ERISA/IRA Investors [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount	10,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Incremental additional subscriptions	$ 10,000
Whole Units required per redemption (in units)	300